Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 2,085	$ 1,923
Short-term investments	740	1,000
Accounts receivable, net (including receivables from related parties of $279 and $182 as of March 31, 2025 and 2024, respectively)	1,107	781
Contract assets (including contract assets from related parties of $152 and $22 as of March 31, 2025 and 2024, respectively)	642	336
Prepaid expenses and other current assets	256	157
Total current assets	4,830	4,197
Non-current assets:
Property and equipment, net	394	215
Operating lease right-of-use assets	320	205
Equity investments (including investments held at fair value of $300 and $573 as of March 31, 2025 and 2024, respectively)	565	741
Goodwill	1,620	1,625
Intangible assets, net	151	152
Deferred tax assets	401	282
Non-current portion of contract assets	346	240
Other non-current assets	305	270
Total non-current assets	4,102	3,730
Total assets	8,932	7,927
Current liabilities:
Accrued compensation and benefits	140	298
Tax liabilities	124	147
Contract liabilities (including contract liabilities from related parties of $105 and $107 as of March 31, 2025 and 2024, respectively)	209	198
Operating lease liabilities	30	27
Other current liabilities (including payables to related parties of $11 and $7 as of March 31, 2025 and 2024, respectively)	426	835
Total current liabilities	929	1,505
Non-current liabilities:
Non-current portion of accrued compensation	26	20
Deferred tax liabilities	41	135
Non-current portion of contract liabilities	702	717
Non-current portion of operating lease liabilities	316	194
Other non-current liabilities	79	61
Total non-current liabilities	1,164	1,127
Total liabilities	2,093	2,632
Commitments and contingencies (Note 18)
Shareholders’ equity:
Ordinary shares, $0.001 par value; 1,088 shares authorized and 1,057 shares issued and outstanding as of March 31, 2025; and 1,088 shares authorized and 1,040 issued and outstanding as of March 31, 2024	2	2
Additional paid-in capital	2,922	2,171
Accumulated other comprehensive income (loss)	372	371
Retained earnings	3,543	2,751
Total shareholders’ equity	6,839	5,295
Total liabilities and shareholders’ equity	$ 8,932	$ 7,927